Incentive Programs - (Details)	6 Months Ended
	Jun. 30, 2023 EquityInstruments D	Jun. 30, 2022 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Outstanding	4,895,205	3,460,545
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		422,500
Share Awards Outstanding		422,500
Total Outstanding		422,500
Warrants Outstanding
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Outstanding		422,500
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	100,975
Share Awards Outstanding	100,975
Total Outstanding		99,045
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		31,371
Share Awards Outstanding		31,371
Total Outstanding		31,371
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		26,968
Share Awards Outstanding		26,968
Total Outstanding		26,968
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	22,882	40,706
Share Awards Outstanding	22,882	40,706
Total Outstanding	22,882	40,706
Board LTIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	37,136
Share Awards Outstanding	37,136
Total Outstanding	37,136
Board LTIP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	40,957
Share Awards Outstanding	40,957
Total Outstanding	40,957
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,364,730	1,444,000
Total Outstanding	1,364,730	1,444,000
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Trading days | D	10
Percentage of weighted average share price	115.00%
Options Outstanding	1,468,500	1,495,000
Total Outstanding	1,468,500	1,495,000
ESOP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,961,000
Total Outstanding	1,961,000
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	4,794,230
Total Outstanding		2,939,000